SHAREHOLDERS' EQUITY (Schedule Of Option Activity) (Details) - Employees and Directors [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Options outstanding at beginning of year	6,976,104
Options granted	2,186,400
Options exercised	(33,186)
Options forfeited	(778,069)
Options expired	(193,500)
Options outstanding at end of year	8,157,749	6,976,104
Exercisable at end of year	4,635,040
Weighted average exercise price
Options outstanding at beginning of year	$ 6.39
Options granted	2.58
Options exercised	3.14
Options forfeited	6.42
Options expired	4.21
Options outstanding at end of year	5.43	$ 6.39
Exercisable at end of year	$ 5.68
Weighted average remaining contractual life
Options outstanding	6 years 3 months 25 days	6 years 8 months 8 days
Exercisable at end of year	4 years 6 months 7 days
Aggregate intrinsic value
Options outstanding at end of year	$ 0	$ 3,323
Exercisable at end of year	$ 0